Repurchase Agreements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2006 Agreement	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Number of long term repurchase agreements	2
Investment securities for repurchase agreements		$ 57.9
Maximum repurchase balances outstanding		$ 57.9	$ 58.1